TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
TANGIBLE FIXED ASSETS
Schedule of tangible fixed assets

USDm	2019	2018	2017
Land and buildings
Cost:
Balance as of 1 January	—	—	—
Adjustment on transition to IFRS 16	9.9	—	—
Additions	0.5	—	—
Balance as of 31 December	10.4	—	—

Depreciation:
Balance as of 1 January	—	—	—
Depreciation for the year	2.3	—	—
Balance as of 31 December	2.3	—	—

Carrying amount as of 31 December	8.1	—	—

USDm	2019	2018	2017
Vessels and capitalized dry-docking
Cost:
Balance as of 1 January	1,886.3	1,726.6	1,697.4
Additions	81.3	162.7	103.1
Disposals	(25.6)	(30.2)	(14.3)
Transferred from prepayments	252.3	81.8	—
Transferred to assets held for sale	(130.1)	(54.6)	(59.6)
Balance as of 31 December	2,064.2	1,886.3	1,726.6

Depreciation:
Balance as of 1 January	327.6	264.8	180.0
Disposals	(25.6)	(30.2)	(14.3)
Depreciation for the year	106.5	113.4	113.6
Transferred to assets held for sale	(47.9)	(20.4)	(14.5)
Balance as of 31 December	360.6	327.6	264.8

Impairment:
Balance as of 1 January	162.1	167.3	173.6
Impairment losses on tangible fixed assets	6.0	3.2	3.6
Reversal of impairment 1)	(120.0)	—	—
Transferred to assets held for sale	(19.3)	(8.4)	(9.9)
Balance as of 31 December	28.8	162.1	167.3

Carrying amount as of 31 December	1,674.8	1,396.6	1,294.5

1)    For additional information regarding impairment considerations, please refer to note 8.

USDm	2019	2018	2017
Prepayments on vessels
Cost:
Balance as of 1 January	45.5	88.4	44.1
Additions	301.8	38.9	44.3
Transferred to vessels	(252.3)	(81.8)	—
Balance as of 31 December	95.0	45.5	88.4

Carrying amount as of 31 December	95.0	45.5	88.4

USDm	2019	2018	2017
Other plant and operating equipment
Cost:
Balance as of 1 January	5.8	3.6	2.7
Adjustment on transition to IFRS 16	0.3	—	—
Additions	2.2	2.2	1.0
Disposals	(0.2)	—	(0.1)
Balance as of 31 December	8.1	5.8	3.6

Depreciation:
Balance as of 1 January	2.8	1.7	0.9
Disposals	—	—	(0.1)
Depreciation for the year	1.0	1.1	0.9
Balance as of 31 December	3.8	2.8	1.7

Carrying amount as of 31 December	4.3	3.0	1.9